CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable reserve for uncollectible accounts	$ 1	$ 2	$ 21